Subsequent events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent events

Note 9 – Subsequent events

On October 2, 2023, we issued 2,500,000 valued at $0.0015 per share, for consulting services.

On October 5, 2023, we issued 35,702,240 shares of common stock for an investment in the Company’s Private Placement of $34,274.

On October 13, 2023, we filed an amendment of the articles of incorporation to increase the authorized shares from 4,505,000,000 to 5,505,000,000, which include 5,500,000,000 of common stock and 5,000,000 of preferred stock.

On October 13, 2023, we issued 46,832,386 shares of common stock for the complete conversion of $41,212 for convertible note dated April 11, 2023.

On October 16, 2023, we issued 60,000,000 shares of common stock for $90,000 of accrued salaries.

On October 16, 2023, we issued 65,000,000 valued at $0.0015 per share, for consulting services.

On October 25, 2023, we issued 75,749,443 shares of common stock for an investment in the Company’s Private Placement of $78,779.

In accordance with ASC 855, the Company has analyzed its operations subsequent to November 17, 2022, through the date these financial statements were issued, and has determined that it does not have any other material subsequent events to disclose in these financial statements.

Note 14 – Subsequent events

On January 3, 2023, we issued 4,054,054 shares of common stock for the partial conversion of $15,000 for convertible note dated June 27, 2022.

On January 3, 2023, we issued 17,000,000 shares of common stock, valued at $0.006 per share, for consulting services.

On January 4, 2023, we issued 10,052,083 shares of common stock for the complete conversion of $36,188 for convertible note dated June 27, 2022.

On January 9, 2023, we issued 4,081,632 shares of common stock for $20,000 of accrued salaries.

THERAPEUTIC SOLUTIONS INTERNATIONAL, INC.

Consolidated Notes to Financial Statements

December 31, 2022

Note 14 – Subsequent events (continued)

On January 9, 2023, we issued 4,000,000 shares of common stock, valued at $0.049 per share, for consulting services.

On February 6, 2023, we issued 6,060,606 shares of common stock for the partial conversion of $20,000 for convertible note dated August 2, 2022.

On February 7, 2023, we issued 11,386,719 shares of common stock for the complete conversion of $36,438 for convertible note dated August 2, 2022.

On February 21, 2023, we issued 60,224,825 shares of common stock, valued at $0.00216 per share, for an investment in the Company’s Private Placement.

On or about March 21, 2023, the Board of Directors of Therapeutic Solutions International, Inc. (“TSOI”), by unanimous approval, and with the unanimous approval of the Preferred A Stock holders representing at least 51% of all shareholders with the right to vote, pursuant to Nevada Revised Statutes Section NRS 78.215, has approved a one-time dividend, to be awarded to stockholders of TSOI in subsidiary Campbell Neurosciences, Inc., a Delaware corporation (“CNSI”). To receive the dividend by future election you must hold TSOI common at the market close of April 7, 2023. The dividend rate of conversion shall be for every share of TSOI common you will receive 0.0034 shares of CNSI.

TSOI, which owns 15,660,000 (31%) of the shares of CNSI common stock, would like to issue a dividend consisting of 10,000,000 shares of its holdings in CNSI to TSOI shareholders at a ratio of 0.00365 shares of CNSI stock for each one (1) share owned in TSOI stock as of April 7, 2023 (“Dividend Offer”) on April 8, 2023 (“Dividend Offer Date”). The Dividend Offer will remain open for Ninety (90) days from the Dividend Offer Date.

A letter will be mailed to every shareholder of record details of how to accept the Dividend Offer and a fully pre-paid return acceptance letter containing the necessary information for issuance. In addition, a Shareholder’s Rights Agreement will be enclosed, an executed copy to be returned with acceptance.

Required forms and documents shall be filed with FINRA describing the identity of the parties and the Dividend Offer timely.

In accordance with ASC 855, the Company has analyzed its operations subsequent to December 31, 2022 through the date these financial statements were issued, and has determined that it does not have any other material subsequent events to disclose in these financial statements.